VARIABLE INTEREST ENTITIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Variable Interest Entity [Line Items]
Variable interest entity ownership percentage	100.00%
Equity Investments	$ 9,535		$ 8,441
Coastal GasLink
Variable Interest Entity [Line Items]
Ownership interest percentage				35.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Variable Interest Entity [Line Items]
Equity Investments	$ 0		$ 386
Ownership interest percentage	35.00%	35.00%			35.00%